Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill	$ 35,926	$ 35,926
Intangible assets	44,337	46,166
Property, plant and equipment	4,956	3,791
Right-of-use assets	4,989	4,103
Financial assets	763
Total non-current assets	90,971	89,986
Current assets
Inventories	2,779	2,327
Trade receivables	11,088	9,357
Prepaid expenses and other current assets	1,914	1,962
Cash and cash equivalents	22,380	15,503
Total current assets	38,161	29,149
TOTAL ASSETS	129,132	119,135
EQUITY
Share capital	173,931	133,454
Issuance premium	153,177	153,177
Accumulated deficit	(331,446)	(288,346)
Share-based compensation	12,139	11,474
Translation reserve	(593)	(444)
Total equity	7,208	9,315
Non-current liabilities
Loans and borrowings	35,564	34,914
Lease liabilities	3,578	3,091
Other non-current financial liabilities	63,259	53,537
Total non-current liabilities	102,401	91,542
Current liabilities
Loans and borrowings	643	616
Lease liabilities	1,480	1,172
Trade payables	8,811	10,178
Other current liabilities	5,694	3,985
Other current financial liabilities	2,895	2,327
Total current liabilities	19,523	18,278
Total liabilities	121,924	109,820
TOTAL EQUITY AND LIABILITIES	$ 129,132	$ 119,135